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                        VANGUARD(R) MUNICIPAL BOND FUNDS

                    VANGUARD(R) TAX-EXEMPT MONEY MARKET FUND
  SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 12, 2001


Effective December 19, 2001, the information regarding private insurance, provided under the section entitled "Calculation of Yield," no longer applies.




















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Vanguard Marketing Corporation, Distributor.                         BS95 012002